Artisan Floating Rate Fund Expense Example - Artisan Floating Rate Fund	Sep. 30, 2024 USD ($)
Investor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 124
Expense Example, with Redemption, 3 Years	510
Expense Example, with Redemption, 5 Years	921
Expense Example, with Redemption, 10 Years	2,068
Advisor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	114
Expense Example, with Redemption, 3 Years	430
Expense Example, with Redemption, 5 Years	769
Expense Example, with Redemption, 10 Years	1,727
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	387
Expense Example, with Redemption, 5 Years	686
Expense Example, with Redemption, 10 Years	$ 1,537